ACCOUNTS RECEIVABLE (Details) - USD ($) $ in Millions	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 106	$ 119	$ 108
Unbilled accounts receivable	94	108
Other	10	9
Trade accounts receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 2	$ 2